Post balance sheet events	6 Months Ended
Jun. 30, 2018
Post balance sheet events
Post balance sheet events

D3     Post balance sheet events

First interim ordinary dividend

The 2018 first interim ordinary dividend approved by the Board of Directors after 30 June 2018 is as described in note B6.

On 25 July 2018 the Group announced that Eastspring had reached an agreement to initially acquire 65 per cent of TMB Asset Management Co. Ltd., an asset management company in Thailand, from TMB Bank Public Company Limited ("TMB"). Eastspring has an option to increase its ownership to 100 per cent in the future. As part of this acquisition, Eastspring has also entered into a distribution agreement with TMB to provide investment solutions to their customers. The completion of the transaction is subject to local regulatory approval.

In August 2018 the Group announced the extension of the geographical scope of its bancassurance partnership with Standard Chartered Bank to include Ghana. Under the partnership, a range of Prudential Ghana’s life insurance products will be made available to clients through Standard Chartered’s branch network.

In August 2018 the Group announced that it had entered into an agreement with the UK-based healthcare technology and services company Babylon Health to provide customers in Asia access to a suite of health services that utilise artificial intelligence technology.